CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares
Net revenues:
Net revenues	¥ 14,948,129	$ 2,105,399	¥ 13,516,698	¥ 12,425,902
Operating costs and expenses:
Cost of products sold	(14,099,151)	(1,985,824)	(12,676,722)	(11,804,807)
Fulfillment expenses	(400,538)	(56,415)	(401,414)	(355,836)
Selling and marketing expenses	(448,387)	(63,154)	(457,880)	(513,146)
General and administrative expenses	(224,202)	(31,578)	(205,623)	(206,981)
Technology expenses	(124,341)	(17,513)	(139,504)	(189,284)
Other operating income (expenses), net	(1,607)	(226)	(6,556)	2,012
Total operating costs and expenses	(15,298,226)	(2,154,710)	(13,887,699)	(13,068,042)
Loss from operations	(350,097)	(49,311)	(371,001)	(642,140)
Interest income	8,834	1,244	8,118	9,776
Interest expense	(20,141)	(2,837)	(13,443)	(5,488)
Foreign exchange gain (loss)	610	86	(7,875)	1,937
Other income, net	7,612	1,072	8,132	14,890
Loss before income taxes	(353,182)	(49,746)	(376,069)	(621,025)
Income tax expense	(251)	(35)	0	0
Net loss	(353,433)	(49,781)	(376,069)	(621,025)
Net loss attributable to non-controlling interest	16,829	2,370	15,281	27,819
Net loss attributable to redeemable non-controlling interest	30,852	4,345	32,329	56,766
Adjustment attributable to redeemable non-controlling interest	(86,941)	(12,245)	(88,419)	(133,370)
Net loss attributable to ordinary shareholders	(392,693)	(55,311)	(416,878)	(669,810)
Other comprehensive income (loss), net of tax of nil
Unrealized gains of available-for-sale securities	4,343	612	4,810	8,312
Realized gains of available-for-sale securities	(4,166)	(587)	(4,464)	(7,801)
Foreign currency translation adjustments	(3,249)	(458)	15,869	(4,051)
Comprehensive loss	¥ (395,765)	$ (55,744)	¥ (400,663)	¥ (673,350)
Loss per share:
Loss per share, basic | (per share)	¥ (2.33)	$ (0.33)	¥ (2.50)	¥ (4.04)
Loss per share, diluted | (per share)	¥ (2.33)	$ (0.33)	¥ (2.50)	¥ (4.04)
Weighted average number of shares used in computation of loss per share:
Weighted average number of shares used in computation of loss per share, basic	168,609,128	168,609,128	166,634,121	165,866,901
Weighted average number of shares used in computation of loss per share, diluted	168,609,128	168,609,128	166,634,121	165,866,901